Exhibit 99
CAPITAL AUTO RECEIVABLES ASSET TRUST 2007-SN1
MONTHLY SERVICING REPORT

DATES

Collection Period	Apr-07 and May-07
Determination Date	6/11/2007
Distribution / Payment Date	6/15/2007
SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance
Series 2007-SN1 Lease Assets (Total Pool Balance)		3,017,451,832.10	3,017,451,832.10	2,903,804,264.80
Aggregate ABS Value of the Series 2007-SN1 Lease Assets		2,500,008,486.50	2,500,008,486.50	2,430,222,267.57
COLT 2007-SN1 Secured Notes	6.050%	2,325,007,063.65	2,325,007,063.65	2,223,216,526.96

Discount Rate	10.000%
LIBOR	5.32%
					Ending
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
CARAT Class A-1a	5.366%	315,000,000.00	315,000,000.00	237,737,303.48	0.7547216
CARAT Class A-1b	One-Month LIBOR + 0.000%	100,000,000.00	100,000,000.00	75,472,159.83	0.7547216
CARAT Class A-2a	5.400%	175,000,000.00	175,000,000.00	175,000,000.00	1.0000000
CARAT Class A-2b	One-Month LIBOR + 0.030%	480,000,000.00	480,000,000.00	480,000,000.00	1.0000000
CARAT Class A-3a	5.380%	140,000,000.00	140,000,000.00	140,000,000.00	1.0000000
CARAT Class A-3b	One-month LIBOR + 0.060%	520,000,000.00	520,000,000.00	520,000,000.00	1.0000000
CARAT Class A-4	One-Month LIBOR + 0.100%	405,007,000.00	405,007,000.00	405,007,000.00	1.0000000
CARAT Class B	5.520%	56,250,000.00	56,250,000.00	56,250,000.00	1.0000000
CARAT Class C	5.730%	55,000,000.00	55,000,000.00	55,000,000.00	1.0000000
CARAT Class D	6.050%	60,000,000.00	60,000,000.00	60,000,000.00	1.0000000

CARAT 2007-SN1		2,306,257,000.00	2,306,257,000.00	2,204,466,463.31	0.9558633
CARAT Certificates		18,750,063.65	18,750,063.65	18,750,063.65	1.0000000
COLT Overcollateralization		175,001,422.85	175,001,422.85	207,005,740.61	1.1828803

Total		2,500,008,486.50	2,500,008,486.50	2,430,222,267.57	0.9720856

	Principal	Interest	Principal per $1000	Interest per $1000
	Payment Due	Payment Due	Face Amount	Face Amount
CARAT Class A-1a	77,262,696.52	375,620.00	245.2784017	1.1924444
CARAT Class A-1b	24,527,840.17	118,222.22	245.2784017	1.1822222
CARAT Class A-2a	-	210,000.00	0.0000000	1.2000000
CARAT Class A-2b	-	570,666.67	0.0000000	1.1888889
CARAT Class A-3a	-	167,377.78	0.0000000	1.1955556
CARAT Class A-3b	-	621,688.89	0.0000000	1.1955556
CARAT Class A-4	-	487,808.43	0.0000000	1.2044444
CARAT Class B	-	69,000.00	0.0000000	1.2266667
CARAT Class C	-	70,033.33	0.0000000	1.2733333
CARAT Class D	-	80,666.67	0.0000000	1.3444444

Total	101,790,536.69	2,771,083.99	44.1366841	1.2015504

COLT 2007-SN1 Secured Notes	101,790,536.69	3,125,842.83	43.7807430	1.3444444
COLT

I. COLLECTIONS

Actual Lease Payments Received		95,229,310.37
Repurchased Contracts — Administrative		8,491,696.66
Repurchased Contracts — Warranty		-
Sale Proceeds — Early Terminations (Defaults)		218,165.50
Pull Ahead Payments — Actual		-
Sale Proceeds — Scheduled Terminations		11,938,249.93
Excess Wear and Excess Mileage Received		13,680.20
Other Recoveries Received		22,375.52
Payment Advance for Current Period		5,914,943.44
Residual Advance for Current Period		-
Pull Ahead Payment Advance		210,612.98
Prior Period Payment Ahead Applied to Current Period		1,082,262.78
COLT 2007-SN1 Reserve Account Draw		-

Total Collections		123,121,297.38

II. DISTRIBUTIONS

Total Collections		123,121,297.38
Less: Reimbursement of Payment Advance		6,150,907.40
Less: Reimbursement of Residual Advance		-
Less: Reimbursement of Pull Ahead Payment Advance		-
Less: Current Period Payment Ahead Received		3,581,759.48
Less: Basic COLT Servicing Fee		4,236,125.49
Less: Secured Note Interest Distributable Amount		3,125,842.83
Less: Secured Note Principal Distributable Amount		101,790,536.69
Less: COLT 2007-SN1 Reserve Account Deposit		-
Less: Excess to CARAT Following a CARAT Indenture Event of Default		-
Less: COLT Additional Servicing Fee		4,236,125.49

Excess to be Released to COLT, LLC		-

Memo: Excess Incl. Reimbursement of Advances Released to COLT, LLC		6,150,907.40

CARRYOVER SHORTFALL		per $1000
Secured Note Principal Carryover Shortfall	-	-
Secured Note Interest Carryover Shortfall	-	-

	-	-

CARAT
I. COLLECTIONS
Secured Note Interest Distributable Amount	3,125,842.83
Secured Note Principal Distributable Amount	101,790,536.69
Excess from COLT Following a CARAT Indenture Event of Default	—
CARAT Reserve Account Draw	—

Total Collections	104,916,379.52

II. DISTRIBUTIONS
Total Collections	104,916,379.52
Plus: Net Amount Due From Swap Counterparty	4,228.97
Less: CARAT Servicing Fee	39,395.95
Less: Net Amount Due to Swap Counterparty	—
Less: Noteholders’ Interest Distributable Amount	2,771,083.99
Less: Swap Termination Payment	—
Less: Noteholders’ Principal Distributable Amount	101,790,536.69
Less: CARAT Reserve Account Deposit	—
Less: Swap Termination Payment (to extent not paid above)	—
Less: Certificateholders’ Principal Distributable Amount	—

Excess to the Reserve Account (to be released to CARI)	319,591.86

RECONCILIATION OF ADVANCES AND PAYMENT AHEAD ACCOUNT

Beginning Balance of Payment Advance	7,890,027.00
Less: Reimbursement of Outstanding Payment Advance	6,150,907.40
Plus: Current Period Payment Advances	5,914,943.44

Ending Balance of Payment Advance	7,654,063.04

Beginning Balance of Residual Advance	—
Less: Reimbursement of Outstanding Residual Advance	—
Plus: Current Period Residual Advances	—

Ending Balance of Residual Advance	—

Beginning Balance of Pull Ahead Payment Advance	—
Less: Reimbursement of Outstanding Pull Ahead Payment Advance	—
Plus: Current Period Pull Ahead Payment Advances	210,612.98

Ending Balance of Pull Ahead Payment Advance	210,612.98

Beginning Balance of Payment Ahead Account	94,941.44
Less: Prior Period Payment Ahead Applied to Current Period	1,082,262.78
Plus: Current Period Payment Ahead Received	3,581,759.48

Ending Balance of Payment Ahead Account	2,594,438.14

COLT 2007-SN1 RESERVE ACCOUNT

Initial Reserve Account Balance	18,750,063.65
Reserve Account Required Amount	18,750,063.65
Beginning Reserve Account Balance	18,750,063.65
Plus: Excess Available	—
Less: Reserve Account Draw Amount to Noteholders	—
Less: Reserve Account Draw Amount to Certificateholders	—
Less: Excess Reserve Account Funds to COLT, LLC	—

Ending COLT 2007-SN1 Reserve Account Balance	18,750,063.65

CAPITAL AUTO RECEIVABLES ASSET TRUST 2007-SN1
MONTHLY SERVICING REPORT
DELINQUENCIES

		# of Contracts	Amount
31-60 Days Delinquent		1,523	34,857,446.77
61-90 Days Delinquent		148	3,256,815.84
Over 90 Days Delinquent		—	—

Total		1,671	38,114,262.61

NET LOSSES ON EARLY TERM DEFAULTS

Aggregate ABS Value of Early Term Defaults			268,096.99
Less: Aggregate Sales Proceeds			218,165.50
Less: Excess Wear and Excess Mileage Received			—
Less: Other Recoveries			—

Current Period Net Losses on Early Term Defaults			49,931.49

Beginning Cumulative Net Losses on Early Term Defaults			—
Current Period Net Losses			49,931.49

Ending Cumulative Net Losses on Early Term Defaults			49,931.49

NET LOSSES/(GAINS) ON RETURNED VEHICLES SOLD BY GMAC

Aggregate ABS Value of Returned Vehicles Sold by GMAC			10,471,040.56
Add: Reimbursement of Outstanding Residual Advance			—
Less: Aggregate Sales Proceeds			11,938,249.93
Less: Pull Ahead Payments			—
Less: Excess Wear and Excess Mileage Received			13,680.20
Less: Other Recoveries			22,375.52

Current Period Net Losses/(Gains) on Returned Vehicles Sold by GMAC			(1,503,265.09)

Beginning Cumulative Net Losses/(Gains) on Returned Vehicles Sold by GMAC Current Period Net Losses/(Gains)			(1,503,265.09)

Ending Cumulative Net Losses/(Gains) on Returned Vehicles Sold by GMAC			(1,503,265.09)

POOL STATISTICS

	Initial	Beginning of the Period	End of the Period
Number of Contracts	109,148	109,148	108,337
Discount Rate	10.000%	10.000%	10.000%
Weighted Average Coupon	5.822%	5.822%	5.827%
Weighted Average Original Term	38.29	38.29	38.26
Weighted Average Remaining Term	32.28	32.28	30.29

Number of Units Terminated during the Month Scheduled Terminated			416
Pull Ahead			88
Early Terminations Not Pull Ahead Not Default			295
Early Terminations Default			12

			811

Note: In April and May there were 142 Units Pulled Ahead and awaiting disposition. As such the ABS Value of these units have been reduced to the Base Residual Value.
Prepayment Rate

Month	Prepayment Rate
1	0.35
This Servicer Certificate relates only to CARAT 2007-SN1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2007-SN1 will perform in the future.